Financial Instruments - Derecognition of Financial Assets Measured at Fair Value (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Fair value at the time of derecognition	¥ 83,726	¥ 37,532
Cumulative gains or losses on disposal (net of tax)	¥ 14,679	¥ 6,542